Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Apr. 30, 2025	Dec. 31, 2024
Preferred Shares, par value (in Dollars per share)	$ 0.0001	$ 1.15	$ 0.0001
Preferred Shares, authorized (in Shares)	100,000,000		100,000,000
Preferred Shares, issued (in Shares)	0		0
Preferred Shares, outstanding (in Shares)	0		0
Class A Ordinary Shares
Preferred Shares, par value (in Dollars per share)		$ 0.06
Ordinary shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in Shares)	400,000,000		400,000,000
Ordinary shares, shares issued (in Shares)	34,677,492		9,776,421
Ordinary shares, shares outstanding (in Shares)	34,677,492		9,776,421